Schedule of Investments (unaudited) January 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.4%
General Dynamics Corp.
2.19%, 05/11/20, (3 mo. LIBOR US + 0.290%)(a)	$7,530	$7,536,250
2.28%, 05/11/21, (3 mo. LIBOR US + 0.380%)(a)	16,020	16,073,187
United Technologies Corp., 2.55%, 08/16/21
(Call 02/18/20), (3 mo. LIBOR US + 0.650%)(a)	12,010	12,034,500

		35,643,937

Agriculture — 0.4%
BAT Capital Corp.
2.50%, 08/14/20, (3 mo. LIBOR US + 0.590%)(a)	11,049	11,071,098
2.79%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(a)(b)	18,045	18,160,669
Philip Morris International Inc., 2.31%, 02/21/20, (3 mo. LIBOR US + 0.420%)(a)(b)	8,031	8,033,409

		37,265,176

Auto Manufacturers — 7.8%
American Honda Finance Corp.
2.05%, 05/10/23, (3 mo. LIBOR US + 0.370%)(a)	30,000	29,993,700
2.09%, 07/20/20, (3 mo. LIBOR US + 0.270%)(a)(b)	10,735	10,747,345
2.11%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	9,446	9,454,690
2.15%, 06/16/20, (3 mo. LIBOR US + 0.260%)(a)	6,515	6,520,994
2.18%, 12/10/21, (3 mo. LIBOR US + 0.290%)(a)(b)	18,805	18,844,114
2.24%, 06/11/21, (3 mo. LIBOR US + 0.350%)(a)(b)	12,620	12,661,015
2.24%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)	17,115	17,174,218
2.25%, 02/14/20, (3 mo. LIBOR US + 0.340%)(a)(b)	10,886	10,887,742
2.34%, 01/08/21, (3 mo. LIBOR US + 0.470%)(a)	3,000	3,010,290
2.37%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)(b)	6,135	6,177,577
2.49%, 06/27/22, (3 mo. LIBOR US + 0.540%)(a)(b)	12,440	12,526,085
BMW Finance NV, 2.69%, 08/12/22, (3 mo. LIBOR US + 0.790%)(a)(b)(c)	13,600	13,713,696
BMW U.S. Capital LLC
2.26%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(c)	12,297	12,329,341
2.28%, 08/14/20, (3 mo. LIBOR US + 0.37%)(a)(b)(c)	3,423	3,428,169
2.37%, 04/14/22, (3 mo. LIBOR US + 0.530%)(a)(b)(c)	4,955	4,975,514
2.40%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	24,232	24,326,020
Daimler Finance North America LLC
2.14%, 05/04/20, (3 mo. LIBOR US + 0.390%)(a)(c)	7,635	7,639,581
2.30%, 05/04/21, (3 mo. LIBOR US + 0.550%)(a)(c)	17,435	17,491,141
2.33%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(b)(c)	9,530	9,549,060
2.35%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(b)(c)	36,665	36,746,763
2.42%, 05/05/20, (3 mo. LIBOR US + 0.530%)(a)(c)	8,955	8,963,507
2.56%, 11/05/21, (3 mo. LIBOR US + 0.670%)(a)(b)(c)	3,230	3,234,684
2.59%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(b)(c)	14,749	14,834,839
2.78%, 02/22/22, (3 mo. LIBOR US + 0.880%)(a)(b)(c)	17,715	17,894,453
2.81%, 02/15/22, (3 mo. LIBOR US + 0.900%)(a)(b)(c)	22,970	23,219,914
Ford Motor Credit Co. LLC
2.19%, 11/02/20, (3 mo. LIBOR US + 0.430%)(a)	1,520	1,515,896
2.68%, 06/12/20, (3 mo. LIBOR US + 0.790%)(a)(b)	16,650	16,641,342
2.71%, 04/05/21, (3 mo. LIBOR US + 0.810%)(a)	9,668	9,651,951
2.73%, 10/12/21, (3 mo. LIBOR US + 0.880%)(a)	8,370	8,329,991
2.84%, 08/03/22, (3 mo. LIBOR US + 1.080%)(a)(b)	17,937	17,747,047
3.14%, 02/15/23, (3 mo. LIBOR US + 1.235%)(a)(b)	15,130	14,958,728
3.23%, 03/28/22, (3 mo. LIBOR US + 1.270%)(a)	9,155	9,126,619
4.42%, 01/07/21, (3 mo. LIBOR US + 2.550%)(a)(b)	5,520	5,606,830
5.01%, 01/07/22, (3 mo. LIBOR US + 3.140%)(a)(b)	5,520	5,738,150
General Motors Co.
2.69%, 08/07/20, (3 mo. LIBOR US + 0.800%)(a)(b)	13,591	13,605,814
2.79%, 09/10/21, (3 mo. LIBOR US + 0.900%)(a)(b)	10,455	10,487,201

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
2.45%, 11/06/20, (3 mo. LIBOR US + 0.540%)(a)(b)	$1,890	$1,890,227
2.73%, 04/09/21, (3 mo. LIBOR US + 0.850%)(a)(b)	13,055	13,109,439
2.78%, 04/13/20, (3 mo. LIBOR US + 0.930%)(a)	22,556	22,592,541
2.89%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)(b)	11,482	11,485,904
3.01%, 11/06/21, (3 mo. LIBOR US + 1.100%)(a)	902	906,194
3.27%, 06/30/22, (3 mo. LIBOR US + 1.310%)(a)	8,774	8,862,003
3.39%, 01/14/22, (3 mo. LIBOR US + 1.550%)(a)(b)	10,914	11,050,862
Harley-Davidson Financial Services Inc.
2.39%, 05/21/20, (3 mo. LIBOR US + 0.500%)(a)(c)	2,850	2,852,736
2.85%, 03/02/21, (3 mo. LIBOR US + 0.940%)(a)(b)(c)	12,950	13,046,089
Hyundai Capital America
2.81%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(b)(c)	16,650	16,698,951
2.81%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(b)(d)	495	496,455
Nissan Motor Acceptance Corp.
2.24%, 07/13/20, (3 mo. LIBOR US + 0.390%)(a)(b)(c)	10,855	10,862,273
2.35%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(b)(c)	4,510	4,513,788
2.50%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(b)(c)	7,870	7,865,278
2.56%, 09/21/21, (3 mo. LIBOR US + 0.630%)(a)(c)	11,405	11,432,600
2.65%, 09/28/22, (3 mo. LIBOR US + 0.690%)(a)(c)	7,243	7,239,596
2.74%, 01/13/22, (3 mo. LIBOR US + 0.890%)(a)(b)(c)	8,617	8,666,634
Toyota Motor Credit Corp.
2.07%, 09/18/20, (3 mo. LIBOR US + 0.170%)(a)	13,525	13,536,226
2.10%, 04/17/20, (3 mo. LIBOR US + 0.260%)(a)	12,316	12,324,375
2.13%, 04/13/21, (3 mo. LIBOR US + 0.280%)(a)	15,783	15,819,459
2.16%, 10/07/21, (3 mo. LIBOR US + 0.290%)(a)	4,270	4,279,138
2.24%, 01/11/23, (3 mo. LIBOR US + 0.390%)(a)	4,950	4,956,336
2.26%, 03/12/20, (3 mo. LIBOR US + 0.370%)(a)(b)	15,016	15,024,409
2.30%, 05/17/22, (3 mo. LIBOR US + 0.400%)(a)	6,275	6,286,797
2.37%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	18,281	18,396,902
2.41%, 01/08/21, (3 mo. LIBOR US + 0.540%)(a)	10,125	10,163,272
2.54%, 01/11/22, (3 mo. LIBOR US + 0.690%)(a)(b)	7,473	7,535,101
Volkswagen Group of America Finance LLC
2.67%, 11/13/20, (3 mo. LIBOR US + 0.770%)(a)(b)(c)	9,123	9,164,236
2.79%, 09/24/21, (3 mo. LIBOR US + 0.860%)(a)(b)(c)	8,140	8,209,353
2.84%, 11/12/21, (3 mo. LIBOR US + 0.940%)(a)(b)(c)	26,845	27,113,718

		756,134,913

Banks — 51.4%
ABN AMRO Bank NV
2.23%, 01/19/21, (3 mo. LIBOR US + 0.410%)(a)(c)	21,235	21,301,041
2.49%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(b)(c)	15,924	16,030,054
ANZ New Zealand Int’l Ltd./London, 2.80%, 01/25/22, (3 mo. LIBOR US + 1.000%)(a)(c)	1,410	1,430,431
ASB Bank Ltd., 2.86%, 06/14/23, (3 mo. LIBOR US + 0.970%)(a)(c)	12,000	12,181,440
Australia & New Zealand Banking Group Ltd.
2.22%, 11/09/20, (3 mo. LIBOR US + 0.320%)(a)(c)	11,245	11,265,691
2.23%, 07/02/20, (3 mo. LIBOR US + 0.320%)(a)(c)	150	150,240
2.36%, 05/17/21, (3 mo. LIBOR US + 0.460%)(a)(b)(c)	17,145	17,219,238
2.38%, 11/21/22, (3 mo. LIBOR US + 0.490%)(a)(b)(c)	13,235	13,313,086
2.40%, 08/19/20, (3 mo. LIBOR US + 0.500%)(a)(c)	6,970	6,986,728
2.48%, 11/09/22, (3 mo. LIBOR US + 0.580%)(a)(c)	4,250	4,280,175
2.61%, 05/19/22, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	6,945	7,014,381
2.78%, 11/23/21, (3 mo. LIBOR US + 0.870%)(a)(b)(c)	9,995	10,118,438
2.90%, 06/01/21, (3 mo. LIBOR US + 0.990%)(a)(c)	11,535	11,665,922
Banco Santander SA
2.97%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)	17,840	18,041,057
3.00%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)(b)	14,010	14,159,767
3.41%, 04/11/22, (3 mo. LIBOR US + 1.560%)(a)	8,699	8,867,159

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
2.19%, 01/23/22 (Call 01/23/21), (3 mo. LIBOR US + 0.380%)(a)(b)	$18,015	$18,045,986
2.48%, 07/21/21 (Call 07/21/20), (3 mo. LIBOR US + 0.660%)(a)	21,229	21,284,195
2.56%, 10/01/21 (Call 10/01/20), (3 mo. LIBOR US + 0.650%)(a)	20,292	20,357,746
2.60%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(a)	25,609	25,748,825
2.68%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.790%)(a)	37,695	37,969,797
2.77%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.960%)(a)	8,050	8,151,349
2.80%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(a)	28,954	29,321,137
2.98%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)	22,837	23,238,246
3.00%, 10/21/22 (Call 10/21/21), (3 mo. LIBOR US + 1.180%)(a)	9,682	9,835,460
3.24%, 04/19/21, (3 mo. LIBOR US + 1.420%)(a)	13,150	13,354,877
Bank of America N.A.
2.11%, 07/26/21 (Call 07/26/20), (3 mo. LIBOR US + 0.320%)(a)(b)	17,050	17,069,266
2.26%, 05/24/21 (Call 04/24/21), (3 mo. LIBOR US + 0.350%)(a)(b)	15,800	15,815,010
Bank of Montreal
2.19%, 07/13/20, (3 mo. LIBOR US + 0.340%)(a)(b)	9,790	9,804,391
2.20%, 01/22/21, (3 mo. LIBOR US + 0.400%)(a)(b)	2,245	2,252,072
2.33%, 06/15/20, (3 mo. LIBOR US + 0.440%)(a)(b)	21,318	21,352,322
2.52%, 03/26/22, (3 mo. LIBOR US + 0.570%)(a)(b)	12,930	13,027,363
2.52%, 09/11/22, (3 mo. LIBOR US + 0.630%)(a)(b)	10,643	10,746,876
2.71%, 08/27/21, (3 mo. LIBOR US + 0.790%)(a)	14,104	14,243,771
Series D, 2.31%, 04/13/21, (3 mo. LIBOR US + 0.460%)(a)(b)	16,280	16,349,353
Bank of New York Mellon (The), 2.18%, 06/04/21 (Call 06/04/20), (3 mo. LIBOR US + 0.280%)(a)	16,250	16,264,787
Bank of New York Mellon Corp. (The)
2.77%, 08/17/20, (3 mo. LIBOR US + 0.870%)(a)(b)	9,435	9,472,929
2.82%, 10/30/23 (Call 10/30/22), (3 mo. LIBOR US + 1.050%)(a)(b)	15,480	15,805,854
Bank of Nova Scotia (The)
2.16%, 01/08/21, (3 mo. LIBOR US + 0.290%)(a)(b)	9,533	9,548,920
2.21%, 01/25/21, (3 mo. LIBOR US + 0.420%)(a)(b)	1,230	1,233,284
2.23%, 07/14/20, (3 mo. LIBOR US + 0.390%)(a)(b)	4,834	4,841,879
2.26%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)	8,960	8,995,034
2.52%, 09/19/22, (3 mo. LIBOR US + 0.620%)(a)(b)	12,686	12,810,323
2.53%, 03/07/22, (3 mo. LIBOR US + 0.640%)(a)	17,299	17,456,767
Banque Federative du Credit Mutuel SA
2.31%, 07/20/20, (3 mo. LIBOR US + 0.490%)(a)(c)	6,010	6,022,741
2.55%, 07/20/22, (3 mo. LIBOR US + 0.730%)(a)(b)(c)	2,485	2,506,843
2.78%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(c)	17,715	18,020,407
Barclays Bank PLC
2.31%, 01/11/21 (Call 12/11/20), (3 mo. LIBOR US + 0.460%)(a)(b)	21,133	21,168,715
2.54%, 08/07/20, (3 mo. LIBOR US + 0.650%)(a)(b)	9,754	9,778,775
Barclays PLC
3.28%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(a)	30,470	30,902,979
3.34%, 02/15/23 (Call 02/15/22), (3 mo. LIBOR US + 1.430%)(a)	16,140	16,350,950

Security	Par (000)	Value

Banks (continued)
3.46%, 01/10/23 (Call 01/10/22), (3 mo. LIBOR US + 1.625%)(a)	$21,825	$22,179,656
4.01%, 08/10/21, (3 mo. LIBOR US + 2.110%)(a)	17,461	17,867,667
BBVA USA, 2.62%, 06/11/21 (Call 05/11/21), (3 mo. LIBOR US + 0.730%)(a)(b)	13,980	14,024,037
BNG Bank NV
1.94%, 07/14/20, (3 mo. LIBOR US + 0.100%)(a)(c)	44,810	44,835,542
1.96%, 03/11/22, (3 mo. LIBOR US + 0.070%)(a)(c)	9,280	9,283,712
BPCE SA
2.79%, 05/31/22, (3 mo. LIBOR US + 0.880%)(a)(b)	12,090	12,251,039
3.12%, 05/22/22, (3 mo. LIBOR US + 1.220%)(a)(b)(c)	11,417	11,607,321
3.13%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)(c)	21,905	22,368,291
Canadian Imperial Bank of Commerce
2.08%, 02/02/21, (3 mo. LIBOR US + 0.315%)(a)(b)	13,980	14,004,185
2.21%, 10/05/20, (3 mo. LIBOR US + 0.310%)(a)(b)	5,711	5,721,565
2.36%, 03/17/23, (SOFR + 0.800%)(a)	10,000	10,064,700
2.55%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)	3,240	3,276,644
2.61%, 06/16/22, (3 mo. LIBOR US + 0.720%)(a)	18,576	18,788,695
Capital One N.A.
2.72%, 08/08/22 (Call 07/08/22), (3 mo. LIBOR US + 0.820%)(a)	6,110	6,168,534
2.92%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(a)	7,960	8,065,072
Citibank N.A.
2.08%, 05/01/20 (Call 04/01/20), (3 mo. LIBOR US + 0.320%)(a)	34,727	34,736,376
2.12%, 10/20/20, (3 mo. LIBOR US + 0.300%)(a)(b)	15,215	15,243,604
2.25%, 02/12/21 (Call 01/12/21), (3 mo. LIBOR US + 0.350%)(a)	29,525	29,594,974
2.38%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(a)	19,455	19,571,341
2.39%, 06/12/20, (3 mo. LIBOR US + 0.500%)(a)	15,002	15,029,604
2.43%, 02/19/22 (Call 01/19/22), (3 mo. LIBOR US + 0.530%)(a)	8,200	8,227,880
2.50%, 05/20/22 (Call 04/20/22), (3 mo. LIBOR US + 0.600%)(a)(b)	21,450	21,555,963
Citigroup Inc.
2.43%, 11/04/22 (Call 11/04/21), (SOFRRATE + 0.870%)(a)	18,790	18,887,332
2.48%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(a)(b)	25,804	26,048,622
2.75%, 04/25/22 (Call 03/25/22), (3 mo. LIBOR US + 0.960%)(a)	27,513	27,924,870
2.75%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(a)	14,215	14,370,228
2.93%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	19,750	20,041,905
2.95%, 08/02/21, (3 mo. LIBOR US + 1.190%)(a)(b)	20,627	20,921,141
2.96%, 12/08/21 (Call 11/08/21), (3 mo. LIBOR US + 1.070%)(a)(b)	27,569	27,958,826
3.00%, 05/17/24 (Call 05/17/23), (3 mo. LIBOR US + 1.100%)(a)	32,830	33,351,997
3.10%, 10/26/20, (3 mo. LIBOR US + 1.310%)(a)(b)	10,615	10,708,624
3.34%, 03/30/21, (3 mo. LIBOR US + 1.380%)(a)	24,567	24,926,170
3.34%, 09/01/23 (Call 09/01/22), (3 mo. LIBOR US + 1.430%)(a)	28,620	29,283,698
Citizens Bank N.A./Providence RI
2.45%, 03/02/20 (Call 02/03/20), (3 mo. LIBOR US + 0.540%)(a)	5,365	5,367,736

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.63%, 02/14/22 (Call 01/14/22), (3 mo. LIBOR US + 0.720%)(a)	$5,250	$5,288,377
2.73%, 05/26/22, (3 mo. LIBOR US + 0.810%)(a)(b)	4,920	4,959,262
Commonwealth Bank of Australia
2.30%, 09/18/20, (3 mo. LIBOR US + 0.400%)(a)(b)(c)	3,880	3,888,769
2.34%, 03/10/20, (3 mo. LIBOR US + 0.450%)(a)(c)	16,445	16,454,538
2.58%, 09/18/22, (3 mo. LIBOR US + 0.680%)(a)(b)(c)	4,765	4,812,602
2.59%, 03/10/22, (3 mo. LIBOR US + 0.700%)(a)(c)	9,300	9,390,210
2.59%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	21,385	21,606,976
2.72%, 09/06/21, (3 mo. LIBOR US + 0.830%)(a)(b)(c)	7,548	7,627,858
2.72%, 06/04/24, (3 mo. LIBOR US + 0.820%)(a)(b)(c)	10,420	10,566,505
Cooperatieve Rabobank UA, 2.81%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(c)	2,750	2,769,800
Cooperatieve Rabobank UA/NY
2.22%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)(b)	12,895	12,941,680
2.31%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)	8,210	8,233,316
2.66%, 01/10/22, (3 mo. LIBOR US + 0.830%)(a)(b)	11,900	12,037,802
Credit Agricole Corporate & Investment Bank SA, 2.16%, 05/03/21, (3 mo. LIBOR US + 0.400%)(a)(c)	850	851,182
Credit Agricole SA/London
2.82%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(b)(c)	11,190	11,347,891
2.86%, 06/10/20, (3 mo. LIBOR US + 0.970%)(a)(b)(c)	6,795	6,817,152
3.09%, 07/01/21, (3 mo. LIBOR US + 1.180%)(a)(b)(c)	3,365	3,411,403
3.26%, 01/10/22, (3 mo. LIBOR US + 1.430%)(a)(b)(c)	8,710	8,877,842
Credit Suisse AG/New York NY, 2.04%, 02/04/22(a)	25,000	25,005,750
Credit Suisse Group AG
3.09%, 12/14/23 (Call 12/14/22), (3 mo. LIBOR US + 1.200%)(a)(c)	15,040	15,258,531
3.13%, 06/12/24 (Call 06/12/23), (3 mo. LIBOR US + 1.240%)(a)(c)	10,890	11,057,270
Credit Suisse Group Funding Guernsey Ltd., 4.11%, 04/16/21, (3 mo. LIBOR US + 2.290%)(a)	15,700	16,096,425
Danske Bank A/S
2.42%, 03/02/20, (3 mo. LIBOR US + 0.510%)(a)(c)	9,320	9,323,262
2.95%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(c)	5,730	5,736,704
DBS Group Holdings Ltd.
2.38%, 06/08/20, (3 mo. LIBOR US + 0.490%)(a)(c)	19,535	19,553,363
2.42%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	3,220	3,233,460
Deutsche Bank AG/New York NY
2.62%, 01/22/21, (3 mo. LIBOR US + 0.815%)(a)	12,695	12,660,089
2.82%, 07/13/20, (3 mo. LIBOR US + 0.970%)(a)(b)	14,900	14,915,347
3.04%, 02/04/21, (3 mo. LIBOR US + 1.290%)(a)(b)	10,070	10,098,297
3.09%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)	9,863	9,833,707
3.15%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)	13,545	13,452,217
Dexia Credit Local SA, 2.22%, 09/04/20, (3 mo. LIBOR US + 0.320%)(a)(b)(c)	3,784	3,790,017
DNB Bank ASA, 2.28%, 10/02/20, (3 mo. LIBOR US + 0.370%)(a)(b)(c)	6,930	6,944,414
Federation des Caisses Desjardins du Quebec, 2.10%, 10/30/20, (3 mo. LIBOR US + 0.330%)(a)(c)	13,595	13,612,130
Fifth Third Bank/Cincinnati OH
2.02%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(a)	9,280	9,288,909
2.23%, 07/26/21 (Call 06/26/21), (3 mo. LIBOR US + 0.440%)(a)	11,270	11,312,150
Goldman Sachs Group Inc. (The)
2.56%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(a)	33,200	33,480,540
2.66%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)(b)	59,649	60,201,350

Security	Par (000)	Value

Banks (continued)
2.80%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(a)(b)	$18,745	$18,973,689
2.90%, 04/26/22 (Call 04/26/21), (3 mo. LIBOR US + 1.110%)(a)	48,173	48,679,780
2.94%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.050%)(a)	5,460	5,520,169
2.97%, 04/23/20 (Call 03/23/20), (3 mo. LIBOR US + 1.160%)(a)	23,563	23,596,931
3.08%, 11/15/21 (Call 11/15/20), (3 mo. LIBOR US + 1.170%)(a)	23,690	23,870,044
3.09%, 09/15/20 (Call 08/15/20), (3 mo. LIBOR US + 1.200%)(a)	16,189	16,285,001
3.15%, 04/23/21 (Call 03/23/21), (3 mo. LIBOR US + 1.360%)(a)	21,080	21,362,683
3.51%, 11/29/23, (3 mo. LIBOR US + 1.600%)(a)	40,850	42,405,976
3.68%, 02/25/21, (3 mo. LIBOR US + 1.770%)(a)	15,210	15,468,418
HSBC Holdings PLC
2.50%, 05/18/21 (Call 05/18/20), (3 mo. LIBOR US + 0.600%)(a)	27,860	27,892,875
2.54%, 09/11/21 (Call 09/11/20), (3 mo. LIBOR US + 0.650%)(a)	33,531	33,622,875
2.90%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 1.000%)(a)	27,100	27,452,029
3.12%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(a)(b)	12,100	12,315,380
3.40%, 01/05/22, (3 mo. LIBOR US + 1.500%)(a)(b)	25,470	26,047,405
3.57%, 05/25/21, (3 mo. LIBOR US + 1.660%)(a)	34,991	35,650,580
4.13%, 03/08/21, (3 mo. LIBOR US + 2.240%)(a)	26,652	27,238,077
Huntington National Bank (The), 2.40%, 03/10/20, (3 mo. LIBOR US + 0.510%)(a)(b)	2,360	2,353,486
Industrial & Commercial Bank of China Ltd./New York NY, 2.65%, 11/08/20, (3 mo. LIBOR US + 0.750%)(a)	2,895	2,898,908
Industrial Bank of Korea, 2.36%, 08/02/21, (3 mo. LIBOR US + 0.600%)(a)(d)	1,430	1,435,477
ING Groep NV
2.91%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)(b)	17,541	17,774,295
3.11%, 03/29/22, (3 mo. LIBOR US + 1.150%)(a)(b)	17,620	17,877,428
JPMorgan Chase & Co.
2.44%, 03/09/21 (Call 03/09/20), (3 mo. LIBOR US + 0.550%)(a)	40,804	40,827,258
2.51%, 06/18/22 (Call 05/18/22), (3 mo. LIBOR US + 0.610%)(a)	26,886	27,026,614
2.54%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)	15,425	15,506,598
2.59%, 06/01/21 (Call 06/01/20), (3 mo. LIBOR US + 0.680%)(a)	28,733	28,788,167
2.69%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(a)	34,417	34,830,348
2.70%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	8,910	9,005,426
2.83%, 01/15/23 (Call 01/15/22), (3 mo. LIBOR US + 1.000%)(a)	19,610	19,871,597
2.98%, 10/29/20 (Call 09/29/20), (3 mo. LIBOR US + 1.205%)(a)(b)	12,715	12,807,565
2.99%, 06/07/21 (Call 05/07/21), (3 mo. LIBOR US + 1.100%)(a)(b)	22,871	23,146,367
3.03%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.230%)(a)	41,099	41,916,048
3.39%, 03/01/21 (Call 02/01/21), (3 mo. LIBOR US + 1.480%)(a)(b)	17,283	17,516,839

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase Bank N.A.
2.13%, 04/26/21 (Call 04/26/20), (3 mo. LIBOR US + 0.340%)(a)	$27,130	$27,146,278
2.20%, 02/01/21 (Call 02/01/20), (3 mo. LIBOR US + 0.290%)(a)(b)	29,532	29,532,000
2.27%, 02/19/21 (Call 02/19/20), (3 mo. LIBOR US + 0.370%)(a)(b)	4,550	4,550,819
2.60%, 02/01/21 (Call 02/01/20)(e)	2,500	2,500,000
KEB Hana Bank
2.61%, 10/02/22, (3 mo. LIBOR US + 0.700%)(a)(d)	3,000	3,014,160
2.63%, 04/05/20, (3 mo. LIBOR US + 0.725%)(a)(d)	400	400,348
KeyBank NA/Cleveland OH, 2.42%, 02/01/22, (3 mo. LIBOR US + 0.660%)(a)(b)	10,750	10,805,147
Korea Development Bank (The)
2.37%, 02/27/20, (3 mo. LIBOR US + 0.450%)(a)	6,520	6,521,630
2.58%, 09/19/20, (3 mo. LIBOR US + 0.675%)(a)(b)	18,540	18,584,311
2.62%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)(b)	13,505	13,605,207
2.63%, 07/06/22, (3 mo. LIBOR US + 0.725%)(a)	8,355	8,428,775
Landwirtschaftliche Rentenbank
2.16%, 06/03/21, (3 mo. LIBOR US + 0.250%)(a)(c)	20,775	20,839,818
2.25%, 02/19/21, (3 mo. LIBOR US + 0.350%)(a)(b)(c)	14,855	14,906,992
Lloyds Bank PLC, 2.38%, 05/07/21, (3 mo. LIBOR US + 0.490%)(a)	24,415	24,496,058
Lloyds Banking Group PLC, 2.73%, 06/21/21, (3 mo. LIBOR US + 0.800%)(a)(b)	4,420	4,451,470
M&T Bank Corp., 2.47%, 07/26/23 (Call 06/26/23), (3 mo. LIBOR US + 0.680%)(a)(b)	1,470	1,480,408
Macquarie Bank Ltd.
2.36%, 08/06/21, (3 mo. LIBOR US + 0.450%)(a)(c)	250	250,668
2.92%, 07/29/20, (3 mo. LIBOR US + 1.120%)(a)(b)(c)	9,255	9,299,331
Macquarie Group Ltd.
2.93%, 11/28/23 (Call 11/28/22), (3 mo. LIBOR US + 1.020%)(a)(c)	5,040	5,077,195
3.30%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(a)(b)(c)	9,610	9,770,871
Manufacturers & Traders Trust Co., 2.06%, 01/25/21, (3 mo. LIBOR US + 0.270%)(a)(b)	6,360	6,368,204
Mitsubishi UFJ Financial Group Inc.
2.44%, 07/26/21, (3 mo. LIBOR US + 0.650%)(a)	11,606	11,670,994
2.58%, 07/25/22, (3 mo. LIBOR US + 0.790%)(a)	26,551	26,763,939
2.59%, 03/07/22, (3 mo. LIBOR US + 0.700%)(a)	13,295	13,368,920
2.65%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)(b)	23,970	24,103,513
2.65%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	32,818	33,089,077
2.82%, 02/22/22, (3 mo. LIBOR US + 0.920%)(a)(b)	11,689	11,824,242
2.95%, 09/13/21, (3 mo. LIBOR US + 1.060%)(a)	11,041	11,176,694
3.79%, 03/01/21, (3 mo. LIBOR US + 1.880%)(a)(b)	9,595	9,764,160
Mizuho Financial Group Inc.
2.68%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)	14,260	14,347,699
2.68%, 07/16/23 (Call 07/16/22), (3 mo. LIBOR US + 0.840%)(a)	10,550	10,608,552
2.74%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(a)	11,525	11,594,035
2.77%, 09/11/22, (3 mo. LIBOR US + 0.880%)(a)	24,960	25,219,334
2.85%, 02/28/22, (3 mo. LIBOR US + 0.940%)(a)	34,488	34,872,541
2.89%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)(b)	12,500	12,650,625
3.03%, 09/13/21, (3 mo. LIBOR US + 1.140%)(a)	22,444	22,731,508
3.32%, 04/12/21, (3 mo. LIBOR US + 1.480%)(a)(b)(c)	8,790	8,906,292

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
2.23%, 01/20/23 (Call 01/20/22), (SOFRRATE + 0.700%)(a)	$25,000	$25,045,500
2.45%, 02/10/21 (Call 02/10/20), (3 mo. LIBOR US + 0.550%)(a)	49,874	49,884,474
2.73%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.930%)(a)	61,170	61,788,429
2.87%, 06/16/20, (3 mo. LIBOR US + 0.980%)(a)	16,415	16,471,468
3.00%, 01/20/22 (Call 01/20/21), (3 mo. LIBOR US + 1.180%)(a)	69,720	70,406,742
3.12%, 05/08/24 (Call 05/08/23), (3 mo. LIBOR US + 1.220%)(a)	23,165	23,607,220
3.14%, 06/10/22 (Call 06/10/21), (SOFRRATE + 0.830%)(a)	9,790	9,830,726
3.20%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(a)	46,538	47,641,416
3.22%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)	33,558	34,057,679
MUFG Union Bank N.A., 2.49%, 03/07/22 (Call 02/07/22), (3 mo. LIBOR US + 0.600%)(a)	7,335	7,347,543
National Australia Bank Ltd.
2.20%, 01/12/21, (3 mo. LIBOR US + 0.350%)(a)(c)	14,715	14,747,962
2.25%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(c)	6,000	6,014,100
2.41%, 05/22/20, (3 mo. LIBOR US + 0.510%)(a)(c)	39,302	39,361,739
2.45%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	9,335	9,403,706
2.47%, 11/04/21, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	10,435	10,532,776
2.49%, 09/20/21, (3 mo. LIBOR US + 0.580%)(a)(c)	1,830	1,842,590
2.62%, 05/22/22, (3 mo. LIBOR US + 0.720%)(a)(b)(c)	8,010	8,094,505
2.72%, 01/10/22, (3 mo. LIBOR US + 0.890%)(a)(b)(c)	15,465	15,666,200
2.85%, 07/12/21, (3 mo. LIBOR US + 1.000%)(a)(b)(c)	10,755	10,889,437
National Bank of Canada
2.09%, 11/02/20 (Call 10/02/20), (3 mo. LIBOR US + 0.330%)(a)	3,500	3,505,600
2.45%, 06/12/20 (Call 05/12/20), (3 mo. LIBOR US + 0.560%)(a)	7,040	7,050,982
NatWest Markets PLC, 3.36%, 09/29/22, (3 mo. LIBOR US + 1.400%)(a)(b)(c)	5,925	6,023,473
Nederlandse Waterschapsbank NV, 1.94%, 02/24/20, (3 mo. LIBOR US + 0.030%)(a)(b)(c)	10,940	10,941,750
Nordea Bank Abp
2.38%, 05/29/20, (3 mo. LIBOR US + 0.470%)(a)(c)	13,395	13,414,155
2.91%, 05/27/21, (3 mo. LIBOR US + 0.990%)(a)(c)	4,450	4,498,906
PNC Bank N.A.
2.05%, 01/22/21, (3 mo. LIBOR US + 0.250%)(a)	14,900	14,927,565
2.20%, 06/10/21 (Call 06/10/20), (3 mo. LIBOR US + 0.310%)(a)	12,200	12,200,854
2.24%, 03/12/21 (Call 03/12/20), (3 mo. LIBOR US + 0.350%)(a)(b)	7,230	7,232,675
2.25%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.450%)(a)(b)	13,000	13,033,150
2.26%, 05/19/20 (Call 04/19/20), (3 mo. LIBOR US + 0.360%)(a)	10,095	10,102,773
2.29%, 07/27/22, (3 mo. LIBOR US + 0.500%)(a)	23,550	23,732,041
2.32%, 12/09/22 (Call 12/09/21), (3 mo. LIBOR US + 0.430%)(a)	2,040	2,045,916
Regions Bank/Birmingham AL
2.29%, 04/01/21 (Call 03/01/21), (3 mo. LIBOR US + 0.380%)(a)	7,550	7,558,078
2.40%, 08/13/21 (Call 08/13/20), (3 mo. LIBOR US + 0.500%)(a)	9,040	9,049,944

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
2.03%, 10/26/20, (3 mo. LIBOR US + 0.240%)(a)(b)	$14,164	$14,183,688
2.10%, 07/22/20, (3 mo. LIBOR US + 0.300%)(a)(b)	4,452	4,457,743
2.16%, 04/30/21, (3 mo. LIBOR US + 0.390%)(a)	32,218	32,326,897
2.19%, 01/25/21, (3 mo. LIBOR US + 0.400%)(a)	470	471,330
2.20%, 01/17/23, (3 mo. LIBOR US + 0.360%)(a)	12,000	12,020,640
2.24%, 04/29/22, (3 mo. LIBOR US + 0.470%)(a)(b)	5,540	5,568,032
2.29%, 03/02/20, (3 mo. LIBOR US + 0.380%)(a)	17,292	17,299,436
2.41%, 03/06/20, (3 mo. LIBOR US + 0.520%)(a)(b)	19,879	19,890,530
2.49%, 02/01/22, (3 mo. LIBOR US + 0.730%)(a)(b)	22,022	22,255,433
2.56%, 10/05/23, (3 mo. LIBOR US + 0.660%)(a)	8,817	8,904,112
Royal Bank of Scotland Group PLC
3.38%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(a)	33,167	33,665,500
3.50%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	12,365	12,628,374
Santander UK PLC
2.20%, 11/03/20, (3 mo. LIBOR US + 0.300%)(a)(b)	1,452	1,453,104
2.53%, 06/01/21, (3 mo. LIBOR US + 0.620%)(a)(b)	6,180	6,208,552
2.57%, 11/15/21, (3 mo. LIBOR US + 0.660%)(a)(b)	14,280	14,375,676
Skandinaviska Enskilda Banken AB
2.33%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(c)	18,610	18,673,088
2.53%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(c)	10,000	10,078,100
Societe Generale SA, 3.20%, 04/08/21, (3 mo. LIBOR US + 1.330%)(a)(c)	1,240	1,256,641
Standard Chartered PLC
2.97%, 01/20/23 (Call 01/04/22), (3 mo. LIBOR US + 1.150%)(a)(c)	6,210	6,267,877
3.09%, 09/10/22 (Call 09/10/21), (3 mo. LIBOR US + 1.200%)(a)(c)	22,400	22,604,288
State Street Corp., 2.80%, 08/18/20, (3 mo. LIBOR US + 0.900%)(a)(b)	12,016	12,068,630
Sumitomo Mitsui Banking Corp., 2.21%, 10/16/20, (3 mo. LIBOR US + 0.370%)(a)(b)	2,970	2,974,990
Sumitomo Mitsui Financial Group Inc.
2.56%, 10/18/22, (3 mo. LIBOR US + 0.740%)(a)(b)	16,709	16,817,608
2.58%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)(b)	18,425	18,491,514
2.62%, 07/12/22, (3 mo. LIBOR US + 0.780%)(a)(b)	9,960	10,023,844
2.64%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)(b)	9,340	9,401,084
2.68%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)(b)	7,285	7,345,320
2.95%, 07/14/21, (3 mo. LIBOR US + 1.110%)(a)(b)	9,929	10,034,545
2.96%, 10/19/21, (3 mo. LIBOR US + 1.140%)(a)(b)	16,525	16,730,571
3.57%, 03/09/21, (3 mo. LIBOR US + 1.680%)(a)(b)	17,840	18,121,872
SunTrust Bank/Atlanta GA
2.29%, 10/26/21 (Call 10/26/20), (3 mo. LIBOR US + 0.500%)(a)	7,250	7,267,400
2.35%, 08/02/22 (Call 08/02/21), (3 mo. LIBOR US + 0.590%)(a)	4,944	4,966,297
2.49%, 05/17/22 (Call 04/17/22), (3 mo. LIBOR US + 0.590%)(a)	4,090	4,117,648
Svenska Handelsbanken AB
2.25%, 09/08/20, (3 mo. LIBOR US + 0.360%)(a)(b)	19,354	19,393,482
2.38%, 05/24/21, (3 mo. LIBOR US + 0.470%)(a)	24,320	24,430,656
Swedbank AB, 2.59%, 03/14/22, (3 mo. LIBOR US + 0.700%)(a)(c)	6,565	6,598,678
Synchrony Bank, 2.59%, 03/30/20, (3 mo. LIBOR US + 0.625%)(a)	15,038	15,051,233
Toronto-Dominion Bank (The)
2.03%, 01/25/21, (3 mo. LIBOR US + 0.240%)(a)(b)	13,705	13,726,517
2.06%, 01/27/23, (SOFR + 0.480%)(a)	19,880	19,907,832

Security	Par (000)	Value

Banks (continued)
2.16%, 09/17/20, (3 mo. LIBOR US + 0.260%)(a)	$15,745	$15,768,775
2.17%, 06/11/20, (3 mo. LIBOR US + 0.280%)(a)	3,566	3,569,673
2.32%, 06/11/21, (3 mo. LIBOR US + 0.430%)(a)	13,685	13,743,435
2.44%, 12/01/22, (3 mo. LIBOR US + 0.530%)(a)(b)	10,230	10,296,290
2.46%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)(b)	15,145	15,323,560
2.82%, 12/14/20, (3 mo. LIBOR US + 0.930%)(a)(b)	2,390	2,407,638
2.87%, 04/07/21, (3 mo. LIBOR US + 1.000%)(a)(b)	7,908	7,992,062
Truist Bank, 2.13%, 06/01/20 (Call 05/01/20), (3 mo. LIBOR US + 0.220%)(a)	11,505	11,510,637
Truist Financial Corp.
1.98%, 02/01/21 (Call 01/01/21), (3 mo. LIBOR US + 0.220%)(a)	14,387	14,390,597
2.46%, 06/15/20, (3 mo. LIBOR US + 0.570%)(a)	13,496	13,487,498
2.56%, 04/01/22 (Call 03/01/22), (3 mo. LIBOR US + 0.650%)(a)(b)	2,815	2,836,760
U.S. Bank N.A./Cincinnati OH
1.95%, 10/23/20 (Call 09/23/20), (3 mo. LIBOR US + 0.140%)(a)	7,243	7,249,374
2.05%, 07/24/20 (Call 06/24/20), (3 mo. LIBOR US + 0.250%)(a)	17,925	17,940,057
2.06%, 02/04/21 (Call 01/04/21), (3 mo. LIBOR US + 0.310%)(a)(b)	6,300	6,313,734
2.11%, 04/26/21 (Call 03/26/21), (3 mo. LIBOR US + 0.320%)(a)	42,395	42,509,043
2.18%, 05/21/21 (Call 05/21/20), (3 mo. LIBOR US + 0.290%)(a)(b)	17,115	17,137,078
2.28%, 11/16/21 (Call 10/15/21), (3 mo. LIBOR US + 0.380%)(a)(b)	8,695	8,735,953
U.S. Bank NA/Cincinnati OH, 2.29%, 12/09/22 (Call 11/09/22), (3 mo. LIBOR US + 0.400%)(a)	5,165	5,180,547
UBS AG/London
2.39%, 12/01/20 (Call 11/01/20), (3 mo. LIBOR US + 0.480%)(a)(c)	23,499	23,569,027
2.47%, 06/08/20 (Call 05/08/20), (3 mo. LIBOR US + 0.580%)(a)(c)	24,845	24,883,510
UBS Group Funding Switzerland AG
2.86%, 08/15/23 (Call 08/15/22), (3 mo. LIBOR US + 0.950%)(a)(c)	34,750	35,112,095
3.13%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)(c)	20,755	21,090,193
3.29%, 02/01/22, (3 mo. LIBOR US + 1.530%)(a)(b)(c)	17,005	17,409,889
3.37%, 09/24/20, (3 mo. LIBOR US + 1.440%)(a)(b)(c)	3,390	3,419,459
3.62%, 04/14/21, (3 mo. LIBOR US + 1.780%)(a)(b)(c)	22,615	23,044,459
UniCredit SpA, 5.74%, 01/14/22, (3 mo. LIBOR US + 3.900%)(a)(c)	10,185	10,703,315
United Overseas Bank Ltd., 2.29%, 04/23/21, (3 mo. LIBOR US + 0.480%)(a)(c)	480	481,128
Wells Fargo & Co.
2.68%, 07/22/20, (3 mo. LIBOR US + 0.880%)(a)	23,123	23,214,567
2.82%, 07/26/21, (3 mo. LIBOR US + 1.025%)(a)(b)	45,896	46,461,898
2.83%, 02/11/22 (Call 02/11/21), (3 mo. LIBOR US + 0.930%)(a)	51,911	52,298,256
2.90%, 12/07/20, (3 mo. LIBOR US + 1.010%)(a)(b)	13,034	13,135,535
2.91%, 01/24/23 (Call 01/24/22), (3 mo. LIBOR US + 1.110%)(a)	15,605	15,845,785
3.01%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(a)	38,262	38,973,291
3.24%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)(b)	48,703	49,345,880
Wells Fargo Bank N.A.
2.14%, 01/15/21, (3 mo. LIBOR US + 0.310%)(a)(b)	19,755	19,796,090

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.27%, 05/21/21 (Call 05/21/20), (3 mo. LIBOR US + 0.380%)(a)(b)	$10,000	$10,011,000
2.31%, 07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(a)	35,680	35,746,365
2.31%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(a)	19,415	19,514,016
2.54%, 05/27/22 (Call 05/27/21), (3 mo. LIBOR US + 0.620%)(a)	5,000	5,027,000
2.55%, 09/09/22 (Call 09/09/21), (3 mo. LIBOR US + 0.660%)(a)	10,200	10,265,790
Westpac Banking Corp.
2.14%, 01/25/21, (3 mo. LIBOR US + 0.340%)(a)(b)	14,798	14,830,260
2.19%, 05/15/20, (3 mo. LIBOR US + 0.280%)(a)	8,678	8,684,422
2.23%, 01/13/23, (3 mo. LIBOR US + 0.390%)(a)	22,000	22,034,760
2.32%, 03/06/20, (3 mo. LIBOR US + 0.430%)(a)(b)	5,600	5,602,688
2.42%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(b)	14,602	14,696,037
2.63%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	23,120	23,358,367
2.67%, 06/28/22, (3 mo. LIBOR US + 0.710%)(a)(b)	8,625	8,713,320
2.69%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)(b)	9,725	9,832,072
2.70%, 01/11/22, (3 mo. LIBOR US + 0.850%)(a)(b)	4,581	4,633,407
2.75%, 08/19/21, (3 mo. LIBOR US + 0.850%)(a)	9,369	9,468,686

		4,956,460,987

Beverages — 0.3%
Constellation Brands Inc., 2.61%, 11/15/21 (Call 03/02/20), (3 mo. LIBOR US + 0.700%)(a)(b)	10,925	10,931,992
Diageo Capital PLC, 2.14%, 05/18/20, (3 mo. LIBOR US + 0.240%)(a)	12,105	12,112,626
PepsiCo Inc., 2.13%, 05/02/22, (3 mo. LIBOR US + 0.365%)(a)(b)	4,227	4,246,191

		27,290,809

Biotechnology — 0.1%
Amgen Inc., 2.35%, 05/11/20, (3 mo. LIBOR US + 0.450%)(a)	9,561	9,570,657

Building Materials — 0.2%
Martin Marietta Materials Inc., 2.55%, 05/22/20, (3 mo. LIBOR US + 0.650%)(a)(b)	3,202	3,201,776
Vulcan Materials Co., 2.56%, 03/01/21, (3 mo. LIBOR US + 0.650%)(a)	15,514	15,562,714

		18,764,490

Chemicals — 0.2%
DuPont de Nemours Inc.
2.62%, 11/15/20, (3 mo. LIBOR US + 0.710%)(a)(b)	6,485	6,516,128
3.02%, 11/15/23, (3 mo. LIBOR US + 1.110%)(a)	10,295	10,479,486

		16,995,614

Commercial Services — 0.0%
Equifax Inc., 2.78%, 08/15/21, (3 mo. LIBOR US + 0.870%)(a)(b)	3,915	3,919,698
Korea Expressway Corp., 2.52%, 04/20/20, (3 mo. LIBOR US + 0.700%)(a)(d)	700	700,616

		4,620,314

Computers — 2.1%
Apple Inc.
1.97%, 05/11/20, (3 mo. LIBOR US + 0.070%)(a)	11,516	11,517,382
2.09%, 02/07/20, (3 mo. LIBOR US + 0.200%)(a)(b)	150	150,003
2.15%, 02/07/20, (3 mo. LIBOR US + 0.250%)(a)	13,815	13,815,415
2.20%, 05/06/20, (3 mo. LIBOR US + 0.300%)(a)(b)	8,234	8,239,599
2.25%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	23,365	23,496,779
2.40%, 02/09/22, (3 mo. LIBOR US + 0.500%)(a)(b)	25,016	25,227,635

Security	Par (000)	Value

Computers (continued)
3.04%, 02/23/21, (3 mo. LIBOR US + 1.130%)(a)(b)	$13,445	$13,598,945
Hewlett Packard Enterprise Co., 2.62%, 10/05/21 (Call 02/18/20), (3 mo. LIBOR US + 0.720%)(a)	15,962	15,987,859
IBM Credit LLC
2.05%, 02/05/21, (3 mo. LIBOR US + 0.160%)(a)(b)	28,235	28,252,223
2.08%, 01/20/21, (3 mo. LIBOR US + 0.260%)(a)(b)	19,748	19,791,643
2.38%, 11/30/20, (3 mo. LIBOR US + 0.470%)(a)	31,975	32,082,116
International Business Machines Corp.
2.30%, 05/13/21, (3 mo. LIBOR US + 0.400%)(a)	8,000	8,036,240
2.49%, 11/06/21, (3 mo. LIBOR US + 0.580%)(a)(b)	7,000	7,049,000

		207,244,839

Diversified Financial Services — 2.4%
American Express Co.
2.10%, 10/30/20 (Call 09/29/20), (3 mo. LIBOR US + 0.330%)(a)	14,209	14,231,024
2.37%, 08/01/22 (Call 07/01/22), (3 mo. LIBOR US + 0.610%)(a)	9,870	9,939,978
2.43%, 05/17/21 (Call 04/17/21), (3 mo. LIBOR US + 0.525%)(a)	22,340	22,438,073
2.49%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(a)	4,653	4,682,826
2.51%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(a)(b)	12,984	13,145,910
2.52%, 05/20/22 (Call 04/19/22), (3 mo. LIBOR US + 0.620%)(a)(b)	14,200	14,308,914
2.57%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(a)	18,555	18,719,954
American Express Credit Corp.
2.34%, 03/03/20 (Call 02/03/20), (3 mo. LIBOR US + 0.430%)(a)	5,568	5,568,000
2.61%, 03/03/22 (Call 02/03/22), (3 mo. LIBOR US + 0.700%)(a)	7,956	8,031,423
2.65%, 05/26/20 (Call 04/25/20), (3 mo. LIBOR US + 0.730%)(a)	9,212	9,226,463
Series F, 2.94%, 09/14/20 (Call 09/14/20), (3 mo. LIBOR US + 1.050%)(a)(b)	12,239	12,304,479
BOC Aviation Ltd.
2.81%, 05/02/21, (3 mo. LIBOR US + 1.050%)(a)(d)	6,845	6,882,031
3.07%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(a)(d)	13,000	13,113,750
Capital One Financial Corp.
2.22%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.450%)(a)	9,915	9,937,705
2.49%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(a)	12,900	12,953,535
2.66%, 05/12/20 (Call 04/12/20), (3 mo. LIBOR US + 0.760%)(a)(b)	7,235	7,245,346
2.84%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(a)	7,608	7,700,057
Charles Schwab Corp. (The), 2.21%, 05/21/21 (Call 04/21/21), (3 mo. LIBOR US + 0.320%)(a)(b)	21,007	21,042,712
TD Ameritrade Holding Corp., 2.19%, 11/01/21 (Call 10/01/21), (3 mo. LIBOR US + 0.430%)(a)(b)	17,035	17,092,919

		228,565,099

Electric — 1.3%
Consolidated Edison Co. of New York Inc., Series C, 2.35%, 06/25/21, (3 mo. LIBOR US + 0.400%)(a)(b)	21,727	21,808,476
Dominion Energy Inc., 2.31%, 12/01/20, (3 mo. LIBOR US + 0.400%)(a)(c)	990	991,366

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp.
2.41%, 05/14/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	$800	$803,496
2.54%, 03/11/22, (3 mo. LIBOR US + 0.650%)(a)(b)	750	754,192
Duke Energy Progress LLC, 2.07%, 09/08/20, (3 mo. LIBOR US + 0.180%)(a)(b)	12,511	12,520,008
Florida Power & Light Co., 2.31%, 05/06/22 (Call 02/11/20), (3 mo. LIBOR US + 0.400%)(a)	18,725	18,728,183
Mississippi Power Co., 2.60%, 03/27/20 (Call 03/02/20), (3 mo. LIBOR US + 0.650%)(a)(b)	1,378	1,377,504
National Rural Utilities Cooperative Finance Corp., 2.34%, 06/30/21, (3 mo. LIBOR US + 0.375%)(a)	5,865	5,890,806
NextEra Energy Capital Holdings Inc.
2.46%, 08/28/21 (Call 03/02/20), (3 mo. LIBOR US + 0.550%)(a)(b)	8,130	8,132,439
2.63%, 02/25/22, (3 mo. LIBOR US + 0.720%)(a)	7,830	7,892,640
Sempra Energy
2.33%, 01/15/21 (Call 03/02/20), (3 mo. LIBOR US + 0.500%)(a)	14,248	14,251,420
2.34%, 03/15/21, (3 mo. LIBOR US + 0.450%)(a)(b)	11,258	11,272,973
Southern Power Co., 2.46%, 12/20/20 (Call 03/02/20), (3 mo. LIBOR US + 0.550%)(a)(b)(c)	18,035	18,037,886

		122,461,389

Electronics — 0.0%
Honeywell International Inc., 2.27%, 08/08/22, (3 mo. LIBOR US + 0.370%)(a)	3,000	3,013,590
Tyco Electronics Group SA, 2.34%, 06/05/20, (3 mo. LIBOR US + 0.450%)(a)	1,500	1,501,260

		4,514,850

Food — 1.2%
Campbell Soup Co.
2.39%, 03/16/20, (3 mo. LIBOR US + 0.500%)(a)	7,544	7,547,093
2.52%, 03/15/21, (3 mo. LIBOR US + 0.630%)(a)	12,700	12,757,150
Conagra Brands Inc.
2.38%, 10/09/20, (3 mo. LIBOR US + 0.500%)(a)(b)	13,515	13,535,948
2.55%, 10/22/20 (Call 02/11/20), (3 mo. LIBOR US + 0.750%)(a)	675	675,034
General Mills Inc.
2.38%, 04/16/21, (3 mo. LIBOR US + 0.540%)(a)	16,090	16,163,370
2.85%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)	12,131	12,344,142
Kraft Heinz Foods Co.
2.47%, 02/10/21, (3 mo. LIBOR US + 0.570%)(a)	10,346	10,362,761
2.72%, 08/10/22, (3 mo. LIBOR US + 0.820%)(a)	19,140	19,221,919
Tyson Foods Inc.
2.34%, 08/21/20, (3 mo. LIBOR US + 0.450%)(a)	10,295	10,306,942
2.46%, 06/02/20, (3 mo. LIBOR US + 0.550%)(a)	8,445	8,454,458

		111,368,817

Gas — 0.0%
Dominion Energy Gas Holdings LLC, Series A, 2.49%, 06/15/21, (3 mo. LIBOR US + 0.600%)(a)(b)	1,928	1,937,601

Health Care – Products — 0.2%
Medtronic Inc., 2.69%, 03/15/20, (3 mo. LIBOR US + 0.800%)(a)	10,266	10,276,985
Zimmer Biomet Holdings Inc., 2.65%, 03/19/21 (Call 02/18/20), (3 mo. LIBOR US + 0.750%)(a)(b)	7,615	7,615,457

		17,892,442

Security	Par (000)	Value

Health Care – Services — 0.1%
UnitedHealth Group Inc.
1.90%, 10/15/20, (3 mo. LIBOR US + 0.070%)(a)(b)	$6,835	$6,834,863
2.15%, 06/15/21, (3 mo. LIBOR US + 0.260%)(a)	4,425	4,412,699

		11,247,562

Household Products & Wares — 0.1%
Reckitt Benckiser Treasury Services PLC, 2.49%, 06/24/22, (3 mo. LIBOR US + 0.560%)(a)(c)	9,295	9,333,109

Insurance — 1.9%
AIA Group Ltd., 2.43%, 09/20/21 (Call 08/20/21), (3 mo. LIBOR US + 0.520%)(a)(c)	11,040	11,046,072
Athene Global Funding
2.96%, 04/20/20, (3 mo. LIBOR US + 1.140%)(a)(c)	5,830	5,843,992
3.14%, 07/01/22, (3 mo. LIBOR US + 1.230%)(a)(b)(c)	11,361	11,587,538
Jackson National Life Global Funding
2.09%, 04/27/20, (3 mo. LIBOR US + 0.300%)(a)(c)	5,935	5,939,273
2.13%, 10/15/20, (3 mo. LIBOR US + 0.300%)(a)(b)(c)	8,055	8,066,438
2.37%, 06/11/21, (3 mo. LIBOR US + 0.480%)(a)(b)(c)	4,900	4,925,382
2.68%, 06/27/22, (3 mo. LIBOR US + 0.730%)(a)(c)	23,740	24,009,924
Marsh & McLennan Companies Inc., 3.16%, 12/29/21 (Call 03/02/20), (3 mo. LIBOR US + 1.200%)(a)	2,985	2,987,746
Metropolitan Life Global Funding I
2.10%, 01/08/21, (3 mo. LIBOR US + 0.230%)(a)(c)	10,495	10,515,570
2.15%, 09/07/20, (3 mo. LIBOR US + 0.570%)(a)(c)	5,840	5,851,680
2.29%, 06/12/20, (3 mo. LIBOR US + 0.400%)(a)(c)	15,325	15,347,834
New York Life Global Funding
2.07%, 10/01/20, (3 mo. LIBOR US + 0.160%)(a)(b)(c)	17,820	17,831,049
2.08%, 01/28/21, (3 mo. LIBOR US + 0.280%)(a)(c)	5,580	5,593,169
2.10%, 01/21/22, (3 mo. LIBOR US + 0.280%)(a)(c)	5,000	5,016,450
2.15%, 04/09/20, (3 mo. LIBOR US + 0.270%)(a)(c)	7,580	7,586,367
2.23%, 08/06/21, (3 mo. LIBOR US + 0.320%)(a)(c)	8,940	8,971,648
2.29%, 07/12/22, (3 mo. LIBOR US + 0.440%)(a)(b)(c)	11,260	11,301,324
2.41%, 06/10/22, (3 mo. LIBOR US + 0.520%)(a)(c)	12,510	12,602,574
Principal Life Global Funding II
2.24%, 03/02/21, (3 mo. LIBOR US + 0.330%)(a)(c)	409	409,323
2.25%, 06/26/20, (3 mo. LIBOR US + 0.300%)(a)(b)(c)	3,160	3,164,645
Protective Life Global Funding
2.22%, 07/13/20, (3 mo. LIBOR US + 0.370%)(a)(b)(c)	2,010	2,012,553
2.48%, 06/28/21, (3 mo. LIBOR US + 0.520%)(a)(b)(c)	690	692,995

		181,303,546

Internet — 0.4%
eBay Inc., 2.64%, 01/30/23, (3 mo. LIBOR US + 0.870%)(a)	10,279	10,379,323
Tencent Holdings Ltd.
2.42%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(b)(d)	8,860	8,842,989
2.76%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(d)	18,000	18,168,840

		37,391,152

Lodging — 0.0%
Marriott International Inc./MD
2.54%, 03/08/21, (3 mo. LIBOR US + 0.650%)(a)	695	697,905
Series Y, 2.51%, 12/01/20, (3 mo. LIBOR US + 0.600%)(a)(b)	810	812,503

		1,510,408

Machinery — 1.8%
Caterpillar Financial Services Corp.
1.88%, 11/12/21, (3 mo. LIBOR US + 0.200%)(a)	5,595	5,602,889
2.09%, 05/15/20, (3 mo. LIBOR US + 0.180%)(a)	22,622	22,629,465
2.12%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)	24,144	24,186,735
2.17%, 08/26/20, (3 mo. LIBOR US + 0.250%)(a)	2,595	2,596,868

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.17%, 09/07/21, (3 mo. LIBOR US + 0.280%)(a)	$6,900	$6,894,618
2.19%, 09/04/20, (3 mo. LIBOR US + 0.290%)(a)(b)	14,045	14,066,489
2.19%, 03/08/21, (3 mo. LIBOR US + 0.300%)(a)	5,905	5,919,290
2.24%, 12/07/20, (3 mo. LIBOR US + 0.350%)(a)	3,675	3,679,704
Series I, 2.29%, 05/17/21, (3 mo. LIBOR US + 0.390%)(a)(b)	9,670	9,704,909
John Deere Capital Corp.
2.03%, 01/08/21, (3 mo. LIBOR US + 0.160%)(a)(b)	1,460	1,460,788
2.05%, 10/09/20, (3 mo. LIBOR US + 0.170%)(a)	1,860	1,860,949
2.13%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)(b)	12,785	12,802,515
2.15%, 09/10/21, (3 mo. LIBOR US + 0.260%)(a)	1,765	1,766,324
2.19%, 03/13/20, (3 mo. LIBOR US + 0.300%)(a)(b)	6,857	6,860,223
2.22%, 06/22/20, (3 mo. LIBOR US + 0.290%)(a)(b)	7,425	7,432,945
2.25%, 07/10/20, (3 mo. LIBOR US + 0.420%)(a)	5,210	5,219,847
2.29%, 06/07/21, (3 mo. LIBOR US + 0.400%)(a)	3,875	3,889,066
2.37%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)	14,985	15,060,674
2.38%, 06/13/22, (3 mo. LIBOR US + 0.490%)(a)	500	503,000
2.44%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)	12,390	12,473,880
Westinghouse Air Brake Technologies Corp., 3.19%, 09/15/21 (Call 02/18/20), (3 mo. LIBOR US + 1.050%)(a)	4,895	4,894,266

		169,505,444

Manufacturing — 0.6%
3M Co., 2.21%, 02/14/24 (Call 01/14/24), (3 mo. LIBOR US + 0.300%)(a)(b)	3,199	3,191,163
General Electric Co.
2.83%, 04/15/23, (3 mo. LIBOR US + 1.000%)(a)	4,405	4,437,641
2.89%, 03/15/23, (3 mo. LIBOR US + 1.000%)(a)(b)	14,278	14,384,228
Siemens Financieringsmaatschappij NV
2.23%, 03/16/20, (3 mo. LIBOR US + 0.340%)(a)(c)	10,605	10,610,621
2.50%, 03/16/22, (3 mo. LIBOR US + 0.610%)(a)(c)	18,235	18,316,875
Textron Inc., 2.45%, 11/10/20 (Call 02/11/20), (3 mo. LIBOR US + 0.550%)(a)	2,848	2,847,288

		53,787,816

Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.41%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(a)	22,635	23,349,813
Comcast Corp.
2.24%, 10/01/20, (3 mo. LIBOR US + 0.330%)(a)(b)	23,115	23,156,607
2.35%, 10/01/21, (3 mo. LIBOR US + 0.440%)(a)	32,827	33,026,916
2.46%, 04/15/24, (3 mo. LIBOR US + 0.630%)(a)	9,695	9,803,778
NBCUniversal Enterprise Inc., 2.31%, 04/01/21, (3 mo. LIBOR US + 0.400%)(a)(b)(c)	29,960	30,078,342
TWDC Enterprises 18 Corp.
2.03%, 03/04/20, (3 mo. LIBOR US + 0.130%)(a)	7,738	7,740,089
2.08%, 06/05/20, (3 mo. LIBOR US + 0.190%)(a)	13,619	13,628,125
2.29%, 03/04/22, (3 mo. LIBOR US + 0.390%)(a)(b)	9,614	9,673,030
Walt Disney Co. (The)
2.16%, 09/01/21, (3 mo. LIBOR US + 0.250%)(a)(b)	165	165,512
2.30%, 09/01/22, (3 mo. LIBOR US + 0.390%)(a)(b)	9,550	9,614,558

		160,236,770

Oil & Gas — 2.0%
BP Capital Markets PLC, 2.16%, 11/24/20, (3 mo. LIBOR US + 0.250%)(a)(b)	5,145	5,154,827
Chevron Corp.
2.12%, 03/03/20, (3 mo. LIBOR US + 0.210%)(a)	8,814	8,817,261
2.39%, 03/03/22, (3 mo. LIBOR US + 0.480%)(a)(b)	8,128	8,183,514
2.44%, 11/15/21, (3 mo. LIBOR US + 0.530%)(a)	756	761,534

Security	Par (000)	Value

Oil & Gas (continued)
2.44%, 03/03/22, (3 mo. LIBOR US + 0.530%)(a)(b)	$11,610	$11,706,711
ConocoPhillips Co., 2.81%, 05/15/22, (3 mo. LIBOR US + 0.900%)(a)(b)	11,986	12,160,396
EQT Corp., 2.68%, 10/01/20 (Call 02/03/20), (3 mo. LIBOR US + 0.770%)(a)	14,035	14,035,000
Exxon Mobil Corp.
2.23%, 08/16/22, (3 mo. LIBOR US + 0.330%)(a)(b)	11,025	11,090,709
2.26%, 03/06/22, (3 mo. LIBOR US + 0.370%)(a)(b)	14,025	14,110,833
Occidental Petroleum Corp.
2.85%, 02/08/21, (3 mo. LIBOR US + 0.950%)(a)(b)	5,145	5,182,353
3.15%, 08/13/21 (Call 08/13/20), (3 mo. LIBOR US + 1.250%)(a)(b)	5,655	5,693,115
3.36%, 08/15/22 (Call 08/15/20), (3 mo. LIBOR US + 1.450%)(a)(b)	30,475	30,659,069
Petroleos Mexicanos, 5.54%, 03/11/22, (3 mo. LIBOR US + 3.650%)(a)(b)	22,929	24,075,221
Phillips 66
2.52%, 02/26/21 (Call 02/18/20), (3 mo. LIBOR US + 0.600%)(a)(b)	12,141	12,132,744
2.58%, 04/15/20 (Call 03/02/20), (3 mo. LIBOR US + 0.750%)(a)(b)(c)	6,325	6,327,657
Shell International Finance BV
2.30%, 11/13/23, (3 mo. LIBOR US + 0.400%)(a)(b)	14,534	14,566,120
2.35%, 05/11/20, (3 mo. LIBOR US + 0.450%)(a)	11,489	11,503,591

		196,160,655

Pharmaceuticals — 3.4%
AbbVie Inc.
2.24%, 05/21/21, (3 mo. LIBOR US + 0.350%)(a)(b)(c)	11,000	11,025,740
2.35%, 11/19/21, (3 mo. LIBOR US + 0.460%)(a)(c)	14,870	14,917,584
2.54%, 11/21/22, (3 mo. LIBOR US + 0.650%)(a)(b)(c)	16,825	16,971,378
Allergan Funding SCS, 3.14%, 03/12/20, (3 mo. LIBOR US + 1.255%)(a)	10,475	10,488,722
AstraZeneca PLC
2.51%, 06/10/22, (3 mo. LIBOR US + 0.620%)(a)	2,275	2,287,422
2.57%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)(b)	17,455	17,565,839
Bayer U.S. Finance II LLC
2.58%, 06/25/21 (Call 05/25/21), (3 mo. LIBOR US + 0.630%)(a)(b)(c)	26,440	26,562,682
2.90%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(b)(c)	26,335	26,637,589
Becton Dickinson and Co.
2.84%, 12/29/20 (Call 03/02/20), (3 mo. LIBOR US + 0.875%)(a)	13,274	13,279,310
2.92%, 06/06/22, (3 mo. LIBOR US + 1.030%)(a)	18,505	18,669,324
Bristol-Myers Squibb Co.
2.10%, 11/16/20, (3 mo. LIBOR US + 0.200%)(a)(b)(c)	280	280,353
2.28%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)(b)(c)	8,215	8,239,152
Cardinal Health Inc., 2.66%, 06/15/22, (3 mo. LIBOR US + 0.770%)(a)(b)	8,374	8,415,116
Cigna Corp.
2.25%, 03/17/20, (3 mo. LIBOR US + 0.350%)(a)	18,385	18,381,507
2.72%, 07/15/23 (Call 06/15/23), (3 mo. LIBOR US + 0.890%)(a)(b)	23,660	23,935,402
Series WI, 2.55%, 09/17/21 (Call 02/18/20), (3 mo. LIBOR US + 0.650%)(a)	18,115	18,123,333
CVS Health Corp.
2.52%, 03/09/20, (3 mo. LIBOR US + 0.630%)(a)	807	807,533
2.61%, 03/09/21, (3 mo. LIBOR US + 0.720%)(a)(b)	19,423	19,533,711
Express Scripts Holding Co., 2.66%, 11/30/20 (Call 02/18/20), (3 mo. LIBOR US + 0.750%)(a)(b)	11,227	11,233,736

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC, 2.26%, 05/14/21, (3 mo. LIBOR US + 0.350%)(a)(b)	$17,040	$17,098,277
Merck & Co. Inc., 2.28%, 02/10/20, (3 mo. LIBOR US + 0.375%)(a)	21,515	21,517,152
Pfizer Inc., 2.22%, 09/15/23, (3 mo. LIBOR US + 0.330%)(a)(b)	10,315	10,344,191
Zoetis Inc., 2.34%, 08/20/21, (3 mo. LIBOR US + 0.440%)(a)(b)	9,460	9,486,677

		325,801,730

Pipelines — 0.3%
Enbridge Inc., 2.59%, 06/15/20, (3 mo. LIBOR US + 0.700%)(a)	6,348	6,361,077
MPLX LP
2.79%, 09/09/21 (Call 09/09/20), (3 mo. LIBOR US + 0.900%)(a)	190	190,996
2.99%, 09/09/22 (Call 09/10/20), (3 mo. LIBOR US + 1.100%)(a)	11,790	11,841,168
Spectra Energy Partners LP, 2.59%, 06/05/20, (3 mo. LIBOR US + 0.700%)(a)	5,080	5,089,347
Western Midstream Operating LP, 2.70%, 01/13/23, (3 mo. LIBOR US + 0.850%)(a)	6,620	6,618,875

		30,101,463

Real Estate Investment Trusts — 0.1%
AvalonBay Communities Inc., 2.26%, 01/15/21 (Call 02/18/20), (3 mo. LIBOR US + 0.430%)(a)(b)	4,685	4,685,515
SL Green Operating Partnership LP, 2.88%, 08/16/21 (Call 02/18/20), (3 mo. LIBOR US + 0.980%)(a)	1,215	1,214,672

		5,900,187

Retail — 0.7%
Dollar Tree Inc., 2.54%, 04/17/20 (Call 02/18/20), (3 mo. LIBOR US + 0.700%)(a)	3,979	3,980,194
Home Depot Inc. (The)
2.04%, 06/05/20, (3 mo. LIBOR US + 0.150%)(a)	9,257	9,261,999
2.22%, 03/01/22, (3 mo. LIBOR US + 0.310%)(a)(b)	10,500	10,536,540
McDonald’s Corp., 2.23%, 10/28/21, (3 mo. LIBOR US + 0.430%)(a)(b)	14,219	14,271,752
Walmart Inc.
1.97%, 06/23/20, (3 mo. LIBOR US + 0.040%)(a)	12,265	12,268,189
2.16%, 06/23/21, (3 mo. LIBOR US + 0.230%)(a)(b)	16,490	16,530,895

		66,849,569

Semiconductors — 0.4%
Intel Corp.
1.98%, 05/11/20, (3 mo. LIBOR US + 0.080%)(a)	12,215	12,216,710
2.25%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	18,933	19,021,606
QUALCOMM Inc., 2.50%, 01/30/23, (3 mo. LIBOR US + 0.730%)(a)(b)	11,279	11,426,417

		42,664,733

Telecommunications — 2.5%
AT&T Inc.
2.66%, 06/01/21, (3 mo. LIBOR US + 0.750%)(a)	25,611	25,783,362
2.78%, 07/15/21, (3 mo. LIBOR US + 0.950%)(a)	45,153	45,622,140
2.89%, 06/30/20, (3 mo. LIBOR US + 0.930%)(a)(b)	18,744	18,809,042
3.07%, 06/12/24, (3 mo. LIBOR US + 1.180%)(a)	75,885	77,316,950
Verizon Communications Inc.
2.45%, 05/22/20, (3 mo. LIBOR US + 0.550%)(a)(b)	20,392	20,422,384
2.89%, 03/16/22, (3 mo. LIBOR US + 1.000%)(a)	30,904	31,408,662

Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC, 2.83%, 01/16/24, (3 mo. LIBOR US + 0.990%)(a)	$25,870	$26,184,320

		245,546,860

Transportation — 0.3%
United Parcel Service Inc.
2.06%, 04/01/21, (3 mo. LIBOR US + 0.150%)(a)(b)	10,870	10,885,109
2.28%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)(b)	14,422	14,498,869
2.36%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)	6,082	6,118,857

		31,502,835

Trucking & Leasing — 0.0%
Aviation Capital Group LLC
2.44%, 07/30/21, (3 mo. LIBOR US + 0.670%)(a)(c)	530	531,050
2.86%, 06/01/21, (3 mo. LIBOR US + 0.950%)(a)(c)	435	437,875
GATX Corp., 2.61%, 11/05/21, (3 mo. LIBOR US + 0.720%)(a)	2,925	2,939,274

		3,908,199

Total Corporate Bonds & Notes — 84.3% (Cost: $8,094,613,748)		8,129,483,972

Foreign Government Obligations(f)

Canada — 0.2%
CPPIB Capital Inc., 1.87%, 10/16/20, (3 mo. LIBOR US + 0.030%)(a)(c)	1,750	1,750,665
Export Development Canada
2.04%, 11/23/20, (3 mo. LIBOR US + 0.130%)(a)(c)	12,290	12,304,011
2.23%, 03/02/20, (3 mo. LIBOR US + 0.320%)(a)(c)	20	20,008
Province of Quebec Canada, 2.06%, 09/21/20, (3 mo. LIBOR US + 0.130%)(a)(b)	8,150	8,158,313

		22,232,997

Finland — 0.5%
Municipality Finance PLC
1.80%, 10/26/20, (3 mo. LIBOR US + 0.010%)(a)(c)	660	659,967
1.95%, 02/17/21, (3 mo. LIBOR US + 0.050%)(a)(c)	10,070	10,072,920
2.06%, 02/07/20, (3 mo. LIBOR US + 0.170%)(a)(c)	32,660	32,660,980

		43,393,867

Japan — 0.4%
Japan Bank for International Cooperation
2.21%, 07/21/20, (3 mo. LIBOR US + 0.390%)(a)	18,050	18,077,255
2.39%, 06/01/20, (3 mo. LIBOR US + 0.480%)(a)	11,985	12,002,618
2.48%, 02/24/20, (3 mo. LIBOR US + 0.570%)(a)	13,160	13,165,396

		43,245,269

Netherlands — 0.1%
Nederlandse Waterschapsbank NV, 1.91%, 11/10/20, (3 mo. LIBOR US + 0.010%)(a)(c)	5,000	4,999,500

Norway — 1.1%
Kommunalbanken AS
1.87%, 04/15/21, (3 mo. LIBOR US + 0.040%)(a)(b)(c)	4,400	4,400,924
1.93%, 03/12/21, (3 mo. LIBOR US + 0.040%)(a)(c)	34,050	34,058,172
1.97%, 03/17/20, (3 mo. LIBOR US + 0.070%)(a)(c)	23,650	23,656,859
2.02%, 09/08/21, (3 mo. LIBOR US + 0.130%)(a)(c)	27,320	27,360,160
2.22%, 06/16/20, (3 mo. LIBOR US + 0.330%)(a)(c)	20,613	20,641,240

		110,117,355

South Korea — 0.9%
Export-Import Bank of Korea
2.47%, 06/25/22, (3 mo. LIBOR US + 0.525%)(a)(b)	9,700	9,736,084
2.48%, 06/01/21, (3 mo. LIBOR US + 0.575%)(a)	3,530	3,541,296

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
2.68%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	$15,250	$15,438,185
2.69%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)(b)	13,795	13,997,373
Series 5, 2.67%, 01/25/22, (3 mo. LIBOR US + 0.875%)(a)(b)	19,160	19,342,595
Industrial Bank of Korea, 2.26%, 10/23/22, (3 mo. LIBOR US + 0.450%)(a)(d)	10,000	10,028,000
Korea Development Bank (The)
2.38%, 10/01/22, (3 mo. LIBOR US + 0.475%)(a)	12,435	12,473,797
2.44%, 03/12/21, (3 mo. LIBOR US + 0.550%)(a)	1,120	1,122,497

		85,679,827

Supranational — 8.0%
African Development Bank, 2.08%, 06/15/20, (3 mo. LIBOR US + 0.190%)(a)	9,085	9,092,904
Asian Development Bank
1.90%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)(b)	80,344	80,334,359
1.94%, 03/16/21, (3 mo. LIBOR US + 0.050%)(a)(b)	20,895	20,909,000
2.08%, 06/16/21, (3 mo. LIBOR US + 0.190%)(a)(b)	52,225	52,359,740
2.24%, 02/26/20, (3 mo. LIBOR US + 0.320%)(a)(b)	24,844	24,852,695
European Bank for Reconstruction & Development
1.91%, 11/19/20, (3 mo. LIBOR US + 0.010%)(a)	3,990	3,990,758
1.91%, 05/11/22, (3 mo. LIBOR US + 0.010%)(a)	17,185	17,174,345
1.93%, 03/23/20, (3 mo. LIBOR US)(a)	19,900	19,905,572
European Investment Bank
1.92%, 01/19/23, (3 mo. LIBOR US + 0.100%)(a)(c)	15,683	15,719,855
2.04%, 03/24/21, (3 mo. LIBOR US + 0.110%)(a)(c)	31,900	31,948,488
Inter-American Development Bank
1.70%, 10/09/20, (3 mo. LIBOR US)(a)	41,214	41,202,872
1.77%, 10/25/21, (3 mo. LIBOR US - 0.020%)(a)	46,505	46,478,492
1.83%, 01/15/22, (3 mo. LIBOR US)(a)	8,191	8,187,314
1.84%, 07/15/20, (3 mo. LIBOR US + 0.010%)(a)	29,785	29,791,255
1.90%, 07/15/22, (3 mo. LIBOR US + 0.070%)(a)	59,305	59,352,444
2.03%, 07/15/21, (3 mo. LIBOR US + 0.200%)(a)	60,486	60,663,224
2.05%, 10/15/20, (3 mo. LIBOR US + 0.220%)(a)	25,430	25,471,960
2.15%, 04/15/20, (3 mo. LIBOR US + 0.320%)(a)(d)	17,325	17,339,380
International Bank for Reconstruction & Development
1.95%, 10/13/20, (3 mo. LIBOR US + 0.100%)(a)	24,522	24,545,786
2.18%, 02/11/21, (3 mo. LIBOR US + 0.280%)(a)(b)	40,360	40,478,255
International Finance Corp.
1.90%, 12/15/20, (3 mo. LIBOR US + 0.010%)(a)	44,650	44,666,521
1.96%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)(b)	57,368	57,423,073
2.07%, 12/15/21, (3 mo. LIBOR US + 0.180%)(a)	34,737	34,852,674

		766,740,966

Sweden — 0.0%
Svensk Exportkredit AB, 1.94%, 12/14/20, (3 mo. LIBOR US + 0.050%)(a)	3,815	3,816,373

Total Foreign Government Obligations — 11.2% (Cost: $1,079,760,540)		1,080,226,154

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 2.3%
U.S. Treasury Floating Rate Note, 1.58%, 10/31/20, (3 mo.Treasury money market yield + 0.045%)(a)	$222,045	$221,994,696

Total U.S. Government Obligations — 2.3% (Cost: $221,923,943)		221,994,696

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(g)(h)(i)	193,112	193,228,117
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(g)(h)	287,213	287,213,000

		480,441,117

Total Short-Term Investments — 5.0% (Cost: $480,334,166)		480,441,117

Total Investments in Securities — 102.8% (Cost: $9,876,632,397)		9,912,145,939

Other Assets, Less Liabilities — (2.8)%		(266,937,068)

Net Assets — 100.0%		$9,645,208,871

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Floating Rate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	216,523	(23,411)	193,112	$193,228,117	$192,627	(b)	$5,009		$21,065
BlackRock Cash Funds: Treasury, SL Agency Shares	242,647	44,566	287,213	287,213,000	791,032		—		—

				$480,441,117	$983,659		$5,009		$21,065

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$8,129,483,972	$—	$8,129,483,972
Foreign Government Obligations	—	1,080,226,154	—	1,080,226,154
U.S. Government Obligations	—	221,994,696	—	221,994,696
Money Market Funds	480,441,117	—	—	480,441,117

	$480,441,117	$9,431,704,822	$—	$9,912,145,939

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate